Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill

	US dollars
	Location based services	Wireless communications products	Total
(in thousands)
Balance as of January 1, 2011	5,503	4,576	10,079
Changes during 2011:
Impairment	(904)	-	(904)
Translation differences	(334)	(327)	(661)
Balance as of December 31, 2011	4,265	4,249	8,514
Changes during 2012:
Impairment (See B. below)	(672)	-	(672)
Translation differences	99	102	201
Balance as of December 31, 2012	3,692	4,351	8,043